RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 08, 2022	May 12, 2022	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 02, 2023	Apr. 21, 2023	Dec. 04, 2021
Related Party Transaction [Line Items]
Proceeds From Related Party Advances						$ 60,150	$ 45,000	$ 121,120	$ 387,884	$ 625,700	$ 22,394
Advances - related parties			$ 570,835	$ 410,278	$ 143,514	82,544	570,835	143,514	410,278	525,835	22,394
Expenses recorded			1,369,406	2,115,260	864,594	397,734	1,591,348	1,262,328	3,527,588	8,716,023	969,195
Working Capital Loan Outstanding			1,275,033				1,275,033			625,700	0
Due to related party				581,700	451,700	300,000		451,700	581,700
Outstanding			2,875,000	$ 2,875,000	0	$ 0	2,875,000	0	$ 2,875,000	2,875,000	0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month							15,000			15,000
Expenses recorded			0		45,000		45,000	90,000		180,000	56,000
Working capital loans
Related Party Transaction [Line Items]
Maximum loans convertible into units			$ 1,500,000				$ 1,500,000			$ 1,500,000
Price per unit			$ 10				$ 10			$ 10
Founder Shares
Related Party Transaction [Line Items]
Debt instrument face amount												$ 10,000,000
Founder Shares | Two Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												2,000,000
Founder Shares | Ten Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												10,000,000
Note [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price														$ 10
Debt instrument face amount												2,000,000
Note [Member] | Two Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												$ 2,000,000
Administrative Support Agreement with Renatus LLC [Member]
Related Party Transaction [Line Items]
Expenses recorded			$ 45,000		$ 0		$ 45,000	$ 0
Sponsor
Related Party Transaction [Line Items]
Working Capital Loan Warrant			1,000,000				1,000,000			$ 1,000,000
Debt instrument interest rate		0.00%
Debt instrument convertible into warrants		$ 1,500,000
Debt instrument conversion price		$ 10
Proceeds From Related Party Advances							470,835			425,835
Outstanding			2,875,000				2,875,000			2,875,000
Amount paid behalf of the company							470,835			470,835
Sponsor | Minimum [Member]
Related Party Transaction [Line Items]
Working Capital Loan Outstanding		$ 1,500,000
Sponsor | Maximum [Member]
Related Party Transaction [Line Items]
Working Capital Loan Outstanding		$ 30,000,000
Sponsor | Working capital loans
Related Party Transaction [Line Items]
Working Capital Loan Outstanding			1,275,033				1,275,033			625,700	0
Sponsor | Note [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	0.00%
Debt instrument conversion price	$ 10
Debt instrument payment terms	repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective.
Debt instrument face amount	$ 2,875,000												$ 1,125,700
Sponsor | Note [Member] | Tranche One [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													625,700
Sponsor | Note [Member] | Tranche Two [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 500,000
Director [Member]
Related Party Transaction [Line Items]
Advances - related parties										100,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties			0				0
Related Party [Member] | Administrative Support Agreement
Related Party Transaction [Line Items]
Accounts payable, related parties			221,000				221,000			176,000	$ 11,000
Related Party [Member] | Related Party Loans
Related Party Transaction [Line Items]
Due to related party			0				0			$ 0
Related Party [Member] | Note [Member]
Related Party Transaction [Line Items]
Outstanding			$ 108,333				$ 108,333